Sponsorship Revenue and Associated Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Sponsorship Revenue And Associated Commitments Disclosure [Abstract]
Schedule of future cash to be received and required activation spend under the non-cancellable period of the agreement
	Unrestricted	Activation	Total
2021 (nine months)	$3,968,750	$750,000	$4,718,750
Total	$3,968,750	$750,000	$4,718,750

	Unrestricted	Activation	Total
2021	$3,968,750	$750,000	$4,718,750
Total	$3,968,750	$750,000	$4,718,750

Scheduled future cash to be received under the agreement
2021 (nine months)	$200,000
2022	150,000
2023	150,000
2024	150,000
2025	150,000
Thereafter	150,000

Total	$950,000

2021	$150,000
2022	150,000
2023	150,000
2024	150,000
2025	150,000
Thereafter	150,000

Total	$900,000

Schedule of future cash to be received and required activation spend under the agreement
	Unrestricted	Activation	Total
2021 (nine months)	$-	$-	$-
2022	1,396,000	200,000	1,596,000
2023	1,423,220	200,000	1,623,220
2024	1,257,265	166,000	1,423,265
2025	1,257,265	166,000	1,423,265
Thereafter	5,029,057	664,000	5,693,057

Total	$10,362,807	$1,396,000	$11,758,807

	Unrestricted	Activation	Total
2021	$1,300,000	$187,193	$1,487,193
2022	1,396,000	200,000	1,596,000
2023	1,423,220	200,000	1,623,220
2024	1,257,265	166,000	1,423,265
2025	1,257,265	166,000	1,423,265
Thereafter	5,029,057	664,000	5,693,057

Total	$11,662,807	$1,583,193	$13,246,000